[Sutherland Asbill & Brennan LLP letterhead]

November 6, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:

Ameristock Mutual Fund, Inc.

File Nos. 033-98276 and 811-09090

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund dated November 1, 2006, do not differ from those filed in Post-Effective Amendment No. 14 on October 27, 2006, which was filed electronically.

If you have any questions regarding this letter, please call the undersigned at (202) 383-0590, or Eric C. Freed of our firm at (212) 389-5055.

Very truly yours,

 /s/ W. Thomas Conner

W. Thomas Conner

cc:

Howard Mah

Eric C. Freed